Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows
Equity offering costs	$ (15)	$ (890)
Proceeds from issuances of general partner units		1,996
Net proceeds or payments for equity offerings in the period	(15)	1,106
Non-cash items
Equity offering costs	(99)	401
Net proceeds or payments for equity offerings in the period	(99)	401
Total
Equity offering costs	(114)	(489)
Proceeds from issuances of general partner units		1,996
Net proceeds or payments for equity offerings in the period	$ (114)	$ 1,507